Reconciliation of the differences between basic and diluted EPS - Summary of Potential Shares of Common Stock (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Net income attributable to Sony Group Corporation's stockholders	¥ 970,573	¥ 1,005,277	¥ 882,178
Adjustment amount to net income attributable to Sony Group Corporation's stockholders for diluted EPS computation:
Zero coupon convertible bonds		51	163
Net income attributable to Sony Group Corporation's stockholders for diluted EPS computation	¥ 970,573	¥ 1,005,328	¥ 882,341
Weighted-average shares outstanding for basic EPS computation	1,231,242	1,235,701	1,239,299
Stock options	3,680	3,617	5,470
Restricted stock units	409	29
Zero coupon convertible bonds		2,030	6,491
Weighted-average shares for diluted EPS computation	1,235,331	1,241,377	1,251,260
Basic EPS	¥ 788.29	¥ 813.53	¥ 711.84
Diluted EPS	¥ 785.68	¥ 809.85	¥ 705.16